Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Units	Accumulated Other Comprehensive Income USD ($)	Noncontrolling Interest USD ($)	General Partner USD ($)	Limited Partners Common Units USD ($)	Limited Partners Subordinated Units USD ($)
BALANCES at Mar. 31, 2011	$ 47,353		$ 56		$ 72	$ 47,225
BALANCES (in units) at Mar. 31, 2011						10,933,568
Increase (Decrease) in Partnership Capital
Distributions to partners prior to initial public offering	(3,850)				(4)	(3,846)
Conversion of common units to subordinated units						(23,485)	23,485
Conversion of subordinated units to common units (in units)						(5,919,346)	5,919,346
Sales of units, net of issuance costs	75,289					75,289
Sales of units, net of issuance costs (in units)						4,025,000
Repurchase of common units	(3,418)					(3,418)
Repurchase of common units (in units)						(175,000)
Contributions	826			440	386
Units issued in business combinations, net of issuance costs	296,500					296,500
Units issued in business combinations, net of issuance costs (in units)						14,432,031
Net loss	7,864			(12)	8	6,472	1,396
Distribution to partners subsequent to initial public offering	(15,210)				(20)	(10,133)	(5,057)
Other comprehensive loss	(25)		(25)
BALANCES at Mar. 31, 2012	405,329		31	428	442	384,604	19,824
BALANCES (in units) at Mar. 31, 2012						23,296,253	5,919,346
Increase (Decrease) in Partnership Capital
Distributions	(71,682)			(74)	(1,778)	(59,841)	(9,989)
Contributions	913			403	510
Units issued in business combinations, net of issuance costs	503,018			4,733	(52,588)	550,873
Units issued in business combinations, net of issuance costs (in units)						24,250,258
Equity issued pursuant to incentive compensation plan	3,657					3,657
Equity issued pursuant to incentive compensation plan (in units)						156,802
Net loss	48,190			250	2,917	41,705	3,318
Other comprehensive loss	(7)		(7)
BALANCES at Mar. 31, 2013	889,418		24	5,740	(50,497)	920,998	13,153
BALANCES (in units) at Mar. 31, 2013						47,703,313	5,919,346
Increase (Decrease) in Partnership Capital
Sales of units, net of issuance costs	650,155					650,155
Sales of units, net of issuance costs (in units)						22,560,848
Distributions	(145,930)			(840)	(9,703)	(123,467)	(11,920)
Contributions	2,825			2,060	765
Units issued in business combinations, net of issuance costs	80,591					80,591
Units issued in business combinations, net of issuance costs (in units)						2,860,879
Equity issued pursuant to incentive compensation plan	9,085					9,085
Equity issued pursuant to incentive compensation plan (in units)						296,269
Disposal of noncontrolling interest	(2,789)			(2,789)
Net loss	48,758			1,103	14,148	32,712	795
Other comprehensive loss	(260)		(260)
BALANCES at Mar. 31, 2014	1,531,853		(236)	5,274	(45,287)	1,570,074	2,028
BALANCES (in units) at Mar. 31, 2014						73,421,309	5,919,346
Increase (Decrease) in Partnership Capital
Conversion of common units to subordinated units						(8,733)	8,733
Conversion of subordinated units to common units (in units)						5,919,346	(5,919,346)
Sales of units, net of issuance costs	370,446					370,446
Sales of units, net of issuance costs (in units)						8,767,100
Distributions	(119,662)			(8,654)	(15,235)	(89,025)	(6,748)
Equity issued pursuant to incentive compensation plan	18,684					18,684
Equity issued pursuant to incentive compensation plan (in units)						438,009
Net loss	(55,789)			3,410	20,437	(75,623)	(4,013)
Other comprehensive loss	163		163
BALANCES at Sep. 30, 2014	$ 2,314,830		$ (73)	$ 568,770	$ (39,690)	$ 1,785,823
BALANCES (in units) at Sep. 30, 2014						88,545,764